INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 04, 2021
INTANGIBLE ASSETS
Trademark licenses with indefinite useful lives	$ 116,083	$ 116,083	$ 116,083	$ 116,041
License plates with indefinite useful lives	275	277	281
Intangible assets	$ 116,526	$ 116,360	$ 116,364